RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transactions related companies

Related Companies	Relation to the Group	Finance costs and exchange differences	Operating expenses	Revenue
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	2,114	195
CNEW	Subsidiary of Codere Group	13	4,790	-
Other retail companies	Subsidiary of Codere Group	-	1,157	6
Other Latam retail companies	Subsidiary of Codere Group	-	3,723	3,343

 Balance at 06/30/2022

	Related companies	Current financial assets (Note 4)	Trade receivables (Note 5)	Borrowings (Note 7)	Trade payables and other current liabilities (Note 8)
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	99	-	1,057
CNEW	Subsidiary of Codere Group	(2)	438	215	3,660
Other retail companies	Subsidiary of Codere Group	89	101	339	544
Other Latam retail companies	Subsidiary of Codere Group	2	3,178	3,436	2,568
		89	3,816	3,990	7,829

Balance at 12/31/2021

	Related companies	Trade receivables (Note 5)	Borrowings (Note 7)	Borrowings (Note 7)	Trade payables and other current liabilities (Note 8)
Codere Newco S.A.U.	Parent of the Group	-	937	-	1,165
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	-	-	468
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	-	-	749
King Bingo S.R.L.	Subsidiary of Codere Group	-	1	-	3
OBIN	Subsidiary of Codere Group	26	(18)	-	-
CTEC	Subsidiary of Codere Group	50	-	-	-
CITATI	Subsidiary of Codere Group	-	(7)	-	-
Other retail companies	Subsidiary of Codere Group	-	-	1,776	520
Other Latam retail companies	Subsidiary of Codere Group	-	2,405	1,143	824
Total		76	3,318	2,919	3,729

Related Companies	Relation to the Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	(4,847)	(4,847)
Codere Newco S.A.U.	Parent of the Group	(81)	(7,418)	(7,499)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	(848)	(848)
Codere Italia S.P.A.	Subsidiary of Codere Group	(29)	-	(29)
Other retail companies	Subsidiary of Codere Group	-	(2,084)	(2,084)

Balance at 12/31/2021

Related Companies	Relation to the Group	Current financial assets (Note 7)	Trade receivables (Note 8)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Newco S.A.U.	Parent of the Group	-	937	-	1,165
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	-	-	468
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	-	-	749
King Bingo S.R.L.	Subsidiary of Codere Group	-	1	-	3
OBIN	Subsidiary of Codere Group	26	(18)	-	-
CTEC	Subsidiary of Codere Group	50	-	-	-
CITATI	Subsidiary of Codere Group	-	(7)	-	-
Other retail companies	Subsidiary of Codere Group	-	-	1,776	520
Other Latam retail companies	Subsidiary of Codere Group	-	2,405	1,143	824
Total		76	3,318	2,919	3,729

2020

Related Companies	Relation to the Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	(281)	-	(281)
Codere Newco S.A.U.	Parent of the Group	(12)	(3,220)	(3,232)
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	(7,066)	(7,066)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	(1,287)	(1,287)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	(919)	(919)
Codere Apuestas S.A.U.	Subsidiary of Codere Group	-	(79)	(79)
Codere Italia S.P.A.	Subsidiary of Codere Group	(101)	(918)	(1,019)
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	-	(4,164)	(4,164)
Other retail companies	Subsidiary of Codere Group	-	(534)	(534)

Balance at 12/31/2020

Related Companies	Relation to the Group	Trade receivables (Note 8)	Non-current borrowings (Note 10)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	463	-	-	-
Codere Italia S.P.A.	Subsidiary of Codere Group	435	-	1,339	101
King Bingo S.R.L.	Subsidiary of Codere Group	2	-	-	-
Codere España S.A.	Subsidiary of Codere Group	-	21,191	6,644	281
Codere Newco S.A.U.	Subsidiary of Codere Group	-	250	9,048	152
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	-	-	-	-
Other retail companies	Subsidiary of Codere Group	36	-	746	945
Other Latam retail companies	Subsidiary of Codere Group	-	-	-	-
Total		936	21,441	17,777	1,479

2019

Related Companies	Relation to the Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere Newco S.A.U.	Parent of the Group	(9)	(589)	(598)
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	(6,956)	(6,956)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	(1,374)	(1,374)
Codere Apuestas S.A.U.	Subsidiary of Codere Group	-	(1,235)	(1,235)
Codere Italia S.P.A.	Subsidiary of Codere Group	(127)	-	(127)
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	-	(3,467)	(3,467)
Other retail companies	Subsidiary of Codere Group	(57)	(287)	(344)